PROPERTY AND EQUIPMENT (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Property, Plant and Equipment [Line Items]
Cost	$ 1,346	$ 1,217
Accumulated depreciation	1,148	1,057
Depreciated cost	198	160
Depreciation expense	91	96	$ 106
Computers and Peripheral Equipment [Member]
Property, Plant and Equipment [Line Items]
Cost	1,094	987
Accumulated depreciation	961	877
Office Furniture and Equipment [Member]
Property, Plant and Equipment [Line Items]
Cost	216	200
Accumulated depreciation	170	164
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Cost	36	30
Accumulated depreciation	$ 17	$ 16